UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

420 Lexington Avenue New York NY	10170
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.
4520 Main Street
Suite 1425
Kansas City, MO 64111

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 02/28/2016

Date of reporting period: 8/31/2015

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the Snow Family of Funds, a series of funds that are part of the 360 Funds, for the period ended August 31, 2015 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Snow Capital Focused Value Fund
Class A Shares (Ticker Symbol: SFOAX)
Class I Shares (Ticker Symbol: SFOIX)

Snow Capital Hedged Equity Fund
Class A Shares (Ticker Symbol: SHEAX)
Class I Shares (Ticker Symbol: SHEIX)

Snow Capital Market Plus Fund
Class A Shares (Ticker Symbol: SPLAX)
Class I Shares (Ticker Symbol: SPLIX)

Snow Capital Inflation Advantaged Equities Fund
Class A Shares (Ticker Symbol: SIAAX)
Class I Shares (Ticker Symbol: SIAIX)

Snow Capital Dividend Plus Fund
Class A Shares (Ticker Symbol: SDPAX)
Class I Shares (Ticker Symbol: SDPIX)

Snow Capital Mid Cap Value Fund
Class A Shares (Ticker Symbol: SNMAX)
Class I Shares (Ticker Symbol: SNMIX)

each a series of the
360 Funds

SEMI-ANNUAL REPORT

August 31, 2015

Investment Adviser

Snow Capital Management L.P.
2000 Georgetowne Drive, Suite 200
Sewickley, Pennsylvania 15143

TABLE OF CONTENTS

INVESTMENT HIGHLIGHTS	1
SCHEDULES OF INVESTMENTS	4
STATEMENTS OF ASSETS AND LIABILITIES	20
STATEMENTS OF OPERATIONS	22
STATEMENTS OF CHANGES IN NET ASSETS	24
FINANCIAL HIGHLIGHTS	30
NOTES TO FINANCIAL STATEMENTS	42
ADDITIONAL INFORMATION	54
EXPENSE EXAMPLES	56

Snow Family of Funds	SEMI-ANNUAL REPORT
Investment Highlights
August 31, 2015 (Unaudited)

Snow Capital Focused Value Fund

The investment objective of the Fund is long-term growth of capital. The Fund’s principal investment strategy is to invest primarily in equity securities, including common and preferred stocks, convertible securities and shares of other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities, fixed income securities, or other similar investments. Under normal market conditions the Fund will invest at least 80% of its net assets in equity securities of companies with market capitalizations greater than $1 billion.

Snow Capital Hedged Equity Fund

The investment objective of the Fund is long-term growth of capital and protection of investment principal with lower volatility than the U.S. equity market. The Fund’s principal investment strategy is to invest at least 80% of long net assets in equity securities, including common and preferred stocks, convertible securities and shares of other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities. The Adviser will utilize short equity positions in individual equity securities and ETFs to reduce the portfolio’s overall market exposure. The Fund may borrow money from banks or other financial institutions to purchase securities, commonly known as “leveraging,” in an amount not to exceed one-third of its total assets, as permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may invest in equity and/or fixed income securities of companies of any size. In addition to domestic securities, the Fund may also directly or indirectly invest in foreign equity, including investments in emerging markets.

The percentages in the above graphs are based on the portfolio holdings of the Fund as of August 31, 2015 and are subject to change.

For a detailed break-out of holdings by industry and exchange traded funds by investment type, please refer to the Schedules of Investments.

Snow Family of Funds	SEMI-ANNUAL REPORT
Investment Highlights
August 31, 2015 (Unaudited)

Snow Capital Market Plus Fund

The investment objective of the Fund is long-term growth of capital. The Fund’s principal investment strategy is to invest primarily in equity securities, including common and preferred stocks, convertible securities and shares of other investment companies and ETFs that invest in equity securities. Under normal market conditions, the Fund will invest approximately 80% of its net assets in equity securities of companies that are among the top 300 securities by weighting in the Russell 3000 Value Index. The Fund will invest in each of the top 20 securities by weighting in the Russell 3000 Value Index. The Adviser will use fundamental analysis and valuation techniques to determine an appropriate weight for each position.

Snow Capital Inflation Advantaged Equities Fund

The investment objective of the Fund is long-term growth of capital and protection of investment principal. The Fund’s principal investment strategy is to invest primarily in equity securities, including common and preferred stocks, convertible securities and shares of other investment companies and ETFs that invest in equity securities.

The percentages in the above graphs are based on the portfolio holdings of the Fund as of August 31, 2015 and are subject to change.

For a detailed break-out of holdings by industry and exchange traded funds by investment type, please refer to the Schedules of Investments.

Snow Family of Funds	SEMI-ANNUAL REPORT
Investment Highlights
August 31, 2015 (Unaudited)

Snow Capital Dividend Plus Fund

The investment objective of the Fund is long-term growth of capital and income. The Fund’s principal investment strategy is to invest in a diversified portfolio of equities, bonds, preferred stock, and options. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities that pay a dividend and are within the market capitalization range of the Russell 1000 Value Index. With respect to its remaining assets, the Fund may invest in corporate bonds, sovereign bonds, convertible bonds, preferred stocks, or other securities or instruments whose prices are linked to the value of the underlying common stock of the issuer of the securities. The Fund may have up to 25% of its net assets invested directly or indirectly in foreign equity securities, including investments in emerging markets.

Snow Capital Mid Cap Value Fund

The investment objective of the Fund is long-term growth of capital. The Fund’s principal investment strategy is to invest at least 80% of its net assets in equity securities of companies within the market capitalizations range of the Russell Mid Cap Value Index (“mid-cap securities”). The Fund’s investments in equity securities may include common and preferred stocks, convertible securities and shares of other investment companies and ETFs that invest in equity securities of mid-cap companies. In addition to equity securities, the Fund may also invest up to 15% of its net assets in U.S. Government or U.S. agency obligations. The Fund may have up to 20% of its net assets invested directly or indirectly in foreign equity securities, including investments in emerging markets.

The percentages in the above graphs are based on the portfolio holdings of the Fund as of August 31, 2015 and are subject to change.

For a detailed break-out of holdings by industry and exchange traded funds by investment type, please refer to the Schedules of Investments.

SNOW FAMILY OF FUNDS
Snow Capital Focused Value Fund
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

COMMON STOCK - 98.26%	Shares	Fair Value

Aerospace & Defense - 3.83%
Triumph Group, Inc.	255	$12,594

Auto Manufacturers - 3.76%
General Motors Co.	420	12,365

Banks - 12.51%
Bank of America Corp.	1,025	16,749
JPMorgan Chase & Co.	380	24,358
		41,107
Chemicals - 2.92%
Mosaic Co.	235	9,595

Computers - 12.59%
Hewlett-Packard Co.	420	11,785
NCR Corp. (a)	625	15,681
NetApp, Inc.	435	13,903
		41,369
Engineering & Construction - 4.18%
Chicago Bridge & Iron Co.	310	13,727

Forest Products & Paper - 2.89%
International Paper Co.	220	9,491

Healthcare - Services - 3.27%
Community Health Systems, Inc. (a)	200	10,740

Insurance - 17.69%
American International Group, Inc.	200	12,068
Genworth Financial, Inc. (a)	1,910	9,894
MetLife, Inc.	395	19,790
Voya Financial, Inc. - Class I	380	16,370
		58,122
Media - 3.29%
Viacom, Inc. - Class B	265	10,804

Mining - 4.30%
Rio Tinto PLC - ADR	385	14,137

Miscellaneous Manufacturing - 3.92%
Crane Co.	245	12,872

Oil & Gas - 11.15%
Chevron Corp.	215	17,413
Devon Energy Corp.	240	10,238
PBF Energy, Inc. - Class A	300	8,976
		36,627
Pharmaceuticals - 4.80%
Teva Pharmaceutical Industries Ltd. - ADR	245	15,780

SNOW FAMILY OF FUNDS
Snow Capital Focused Value Fund
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

COMMON STOCK - 98.26% (continued)	Shares	Fair Value

Retail - 2.77%
Macy's, Inc.	155	$9,085

Semiconductors - 4.39%
QUALCOMM, Inc.	255	14,428

TOTAL COMMON STOCK (Cost $337,708)		322,843

SHORT TERM INVESTMENTS - 0.47%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.13% (b) (Cost $1,560)	1,560	$1,560

TOTAL INVESTMENTS (Cost $339,268) - 98.73%		$324,403
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.27%		4,172
NET ASSETS - 100%		$328,575

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at August 31, 2015, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS
Snow Capital Hedged Equity Fund
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

COMMON STOCK - 84.64%	Shares	Fair Value

Aerospace & Defense - 2.38%
Triumph Group, Inc.	290	$14,323

Auto Manufacturers - 4.40%
General Motors Co.	900	26,496

Banks - 14.44%
Bank of America Corp.	2,300	37,582
JPMorgan Chase & Co.	770	49,357
		86,939

Chemicals - 2.37%
Mosaic Co.	350	14,291

Computers - 9.50%
Hewlett-Packard Co.	640	17,958
NCR Corp. (a)	890	22,330
NetApp, Inc.	530	16,939
		57,227
Engineering & Construction - 2.94%
Chicago Bridge & Iron Co.	400	17,712

Forest Products & Paper - 3.51%
International Paper Co.	490	21,138

Healthcare - Services - 1.87%
Community Health Systems, Inc. (a)	210	11,277

Insurance - 17.02%
American International Group, Inc.	450	27,153
Genworth Financial, Inc. (a)	1,670	8,652
MetLife, Inc.	600	30,060
Voya Financial, Inc. - Class I	850	36,618
		102,483
Media - 1.83%
Viacom, Inc. - Class B	270	11,008

Mining - 2.93%
Rio Tinto PLC - ADR	480	17,625

Miscellaneous Manufacturing - 2.27%
Crane Co.	260	13,660

Oil & Gas - 7.57%
Chevron Corp.	290	23,487
Devon Energy Corp.	230	9,812
PBF Energy, Inc. - Class A	410	12,267
		45,566
Pharmaceuticals - 3.31%
Teva Pharmaceutical Industries Ltd. - ADR	310	19,967

Retail - 3.80%
Macy's, Inc.	390	22,858

Semiconductors - 4.50%
QUALCOMM, Inc.	480	27,158

TOTAL COMMON STOCK (Cost $565,494)		509,728

SNOW FAMILY OF FUNDS
Snow Capital Hedged Equity Fund
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

EXCHANGE-TRADED FUNDS - 8.29%	Shares	Fair Value

Equity Funds - 8.29%
Consumer Staples Select Sector SPDR Fund	670	$31,698
Utilities Select Sector SPDR Fund	430	18,258
TOTAL EXCHANGE-TRADED FUNDS (Cost $49,171)		49,956

SHORT TERM INVESTMENTS - 6.47%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.13% (b) (Cost $38,950)	38,950	38,950

TOTAL INVESTMENTS (Cost $653,615) - 99.40%		$598,634
SECURITIES SOLD SHORT (Proceeds, $161,808) - (26.58)%		(160,071)
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 27.18%		163,661
NET ASSETS - 100%		$602,224

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at August 31, 2015, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedules of investments.

SNOW FAMILY OF FUNDS
Snow Capital Hedged Equity Fund
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

SECURITIES SOLD SHORT - (26.58)%	Shares	Fair Value
COMMON STOCK - (26.58)%

Aerospace & Defense - (0.67)%
Lockheed Martin Corp.	(20)	$(4,024)

Apparel - (0.75)%
Hanesbrands, Inc.	(150)	(4,516)

Banks - (2.32)%
Morgan Stanley	(140)	(4,823)
State Street Corp.	(60)	(4,315)
SunTrust Banks, Inc.	(120)	(4,844)
		(13,982)
Chemicals - (1.63)%
Monsanto Co.	(50)	(4,882)
WR Grace & Co. (a)	(50)	(4,947)
		(9,829)
Commerical Services - (0.81)%
Sabre Corp.	(180)	(4,900)

Cosmetics & Personal Care - (0.81)%
Coty, Inc. - Class A	(160)	(4,850)

Diversified Financial Services - (0.76)%
Intercontinental Exchange, Inc.	(20)	(4,568)

Electric - (1.63)%
Ameren Corp.	(120)	(4,835)
PG&E Corp.	(100)	(4,958)
		(9,793)
Electrical Components & Equipment - (0.80)%
AMETEK, Inc.	(90)	(4,844)

Food - (1.44)%
Hormel Foods Corp.	(70)	(4,277)
Sysco Corp.	(110)	(4,386)
		(8,663)
Healthcare - Services- (3.06)%
Alere, Inc. (a)	(90)	(4,677)
Danaher Corp.	(50)	(4,351)
Edwards Lifesciences Corp. (a)	(30)	(4,226)
Zimmer Biomet Holdings, Inc.	(50)	(5,178)
		(18,432)
Lodging - (0.82)%
Marriott International, Inc. - Class A	(70)	(4,946)

Media - (0.93)%
Time Warner Cable, Inc.	(30)	(5,580)

Oil & Gas Services - (2.33)%
Anadarko Petroleum Corp.	(70)	(5,011)
Concho Resources, Inc. (a)	(40)	(4,326)
EOG Resources, Inc.	(60)	(4,699)
		(14,036)
Oil & Gas Services - (0.88)%
FMC Technologies, Inc. (a)	(140)	(5,289)

Pharmaceuticals - (0.78)%
DexCom, Inc. (a)	(50)	(4,707)

SNOW FAMILY OF FUNDS
Snow Capital Hedged Equity Fund
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

SECURITIES SOLD SHORT - (26.58)% (continued)	Shares	Fair Value
COMMON STOCK - (26.58)% (continued)

Retail - (1.66)%
CarMax, Inc. (a)	(80)	$(4,880)
Rite Aid Corp. (a)	(50)	(5,120)
		(10,000)
Semiconductors - (0.82)%
NVIDIA Corp.	(220)	(4,946)

Software - (1.38)%
Fidelity National Information Services, Inc.	(60)	(4,144)
Salesforce.com, Inc. (a)	(60)	(4,162)
		(8,306)
Telecommunications - (1.57)%
AT&T, Inc.	(150)	(4,980)
Level 3 Communications, Inc. (a)	(100)	(4,473)
		(9,453)
Transportation - (0.73)%
Expeditors International of Washington, Inc.	(90)	(4,407)

TOTAL COMMON STOCK SOLD SHORT (Proceeds $161,808)		$(160,071)

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at August 31, 2015, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS
Snow Capital Market Plus Fund
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

COMMON STOCK - 94.85%	Shares	Fair Value

Aerospace & Defense - 2.72%
Triumph Group, Inc.	140	$6,915
United Technologies Corp.	20	1,832
		8,747
Auto Manufacturers - 2.62%
Ford Motor Co.	150	2,080
General Motors Co.	215	6,330
		8,410
Banks - 16.39%
Bank of America Corp.	840	13,726
Citigroup, Inc.	120	6,418
Goldman Sachs Group, Inc.	15	2,829
JPMorgan Chase & Co.	305	19,551
US Bancorp	50	2,118
Wells Fargo & Co.	150	8,000
		52,642

Chemicals - 1.52%
Mosaic Co.	120	4,900

Computers - 6.89%
Hewlett-Packard Co.	235	6,593
NCR Corp. (a)	320	8,029
NetApp, Inc.	235	7,511
		22,133
Cosmetics & Personal Care - 1.65%
Procter & Gamble Co.	75	5,300

Electric - 2.81%
Dominion Resources, Inc.	25	1,744
Duke Energy Corp.	35	2,482
Exelon Corp.	50	1,538
NextEra Energy, Inc.	20	1,968
Southern Co.	30	1,302
		9,034
Engineering & Construction - 2.21%
Chicago Bridge & Iron Co.	160	7,085

Food - 0.79%
Mondelez International, Inc. - Class A	60	2,542

Food Products & Paper - 1.61%
International Paper Co.	120	5,177

Healthcare - Products - 0.79%
Medtronic PLC	35	2,530

Healthcare - Services - 2.66%
Community Health Systems, Inc. (a)	105	5,639
UnitedHealth Group, Inc.	25	2,892
		8,531
Insurance - 11.62%
American International Group, Inc.	110	6,637
Berkshire Hathaway, Inc. - Class B (a)	45	6,032
Genworth Financial, Inc. (a)	1,015	5,257
MetLife, Inc.	215	10,772
Voya Financial, Inc. - Class I	200	8,616
		37,314
Media - 1.78%
Viacom, Inc. - Class B	140	5,708

SNOW FAMILY OF FUNDS
Snow Capital Market Plus Fund
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

COMMON STOCK - 94.85% (continued)	Shares	Fair Value

Mining - 2.34%
Rio Tinto PLC - ADR	205	$7,528

Miscellaneous Manufacturing - 4.65%
Crane Co.	125	6,568
Eaton Corp. PLC	25	1,427
General Electric Co.	280	6,949
		14,944
Oil & Gas- 11.26%
Chevron Corp.	175	14,173
ConocoPhillips	35	1,720
Devon Energy Corp.	140	5,972
Exxon Mobil Corp.	110	8,276
Occidental Petroleum Corp.	15	1,094
PBF Energy, Inc. - Class A	165	4,937
		36,172

Oil & Gas Services - 0.48%
Schlumberger Ltd.	20	1,547

Pharmaceuticals - 7.92%
Johnson & Johnson	70	6,579
Merck & Co, Inc.	75	4,039
Pfizer, Inc.	190	6,122
Teva Pharmaceutical Industries Ltd. - ADR	135	8,694
		25,434
Real Estate Investment Trusts - 0.47%
Annaly Capital Management, Inc.	150	1,509

Retail - 3.73%
CVS Health Corp.	30	3,072
Macy's, Inc.	80	4,689
Wal-Mart Stores, Inc.	65	4,207
		11,968
Semiconductors - 3.89%
Intel Corp.	170	4,851
QUALCOMM, Inc.	135	7,638
		12,489

Software - 1.08%
Microsoft Corp.	80	3,482

Telecommunications - 2.97%
AT&T, Inc.	135	4,482
Cisco Systems, Inc.	195	5,047
		9,529

TOTAL COMMON STOCK (Cost $306,171)		304,655

SHORT TERM INVESTMENTS - 3.60%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.13% (b) (Cost $11,568)	11,568	11,568

SNOW FAMILY OF FUNDS
Snow Capital Market Plus Fund
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

Fair Value

TOTAL INVESTMENTS (Cost $317,739) - 98.45%	$316,223
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.55%	4,965
NET ASSETS - 100%	$321,188

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at August 31, 2015, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS
Snow Capital Inflation Advantaged Equities Fund
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

COMMON STOCK - 95.02%	Shares	Fair Value

Auto Manufacturers - 2.68%
General Motors Co.	260	$7,653

Banks - 9.63%
Bank of America Corp.	840	13,726
JPMorgan Chase & Co.	215	13,782
		27,508
Chemicals - 5.91%
LyondellBasell Industries - Class A	90	7,684
Mosaic Co.	225	9,187
		16,871
Electric- 2.53%
Exelon Corp.	235	7,229

Electronics - 2.31%
Brady Corp. - Class A	300	6,588

Environmental Control - 3.72%
Republic Services, Inc.	259	10,614

Food - 3.26%
Tyson Foods, Inc. - Class A	220	9,302

Forest Products & Paper - 2.87%
International Paper Co.	190	8,197

Healthcare Services - 3.29%
Community Health Systems, Inc. (a)	175	9,398

Insurance- 16.77%
American International Group, Inc.	175	10,559
Hartford Financial Services Group, Inc.	310	14,245
MetLife, Inc.	285	14,279
Voya Financial, Inc.	205	8,831
		47,914
Media - 1.78%
Viacom, Inc. - Class B	125	5,095

Mining - 9.27%
Alcoa, Inc.	670	6,332
Freeport-McMoRan, Inc.	500	5,320
Newmont Mining Corp.	310	5,292
Rio Tinto PLC - ADR	260	9,547
		26,491
Miscellaneous Manufacturing - 8.36%
Crane Co.	135	7,093
Eaton Corp. PLC	140	7,988
General Electric Co.	355	8,811
		23,892
Oil & Gas - 12.17%
BP PLC ADR	280	9,390
Chesapeake Energy Corp.	1,005	7,849
Devon Energy Corp.	165	7,039
PBF Energy, Inc. - Class A	350	10,472
		34,750

SNOW FAMILY OF FUNDS
Snow Capital Inflation Advantaged Equities Fund
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

COMMON STOCK - 95.02% (continued)	Shares	Fair Value

Pharmaceuticals - 7.52%
GlaxoSmithKline PLC - ADR	260	$10,233
Teva Pharmaceutical Industries Ltd. - ADR	175	11,272
		21,505
Retail - 2.95%
Wal-Mart Stores, Inc.	130	8,415

TOTAL COMMON STOCK (Cost $287,534)		271,422

SHORT TERM INVESTMENTS - 3.56%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.13% (b) (Cost $10,159)	10,159	10,159

TOTAL INVESTMENTS (Cost $297,693) - 98.58%		$281,581
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.42%		4,067
NET ASSETS - 100%		$285,648

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at August 31, 2015, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS
Snow Capital Dividend Plus Fund
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

COMMON STOCK - 80.84%	Shares	Fair Value

Auto Manufacturers - 3.24%
General Motors Co.	325	$9,568

Banks - 4.01%
JPMorgan Chase & Co.	185	11,859

Chemicals - 6.47%
Axiall Corp.	270	6,820
LyondellBasell Industries - Class A	65	5,550
Mosaic Co.	165	6,737
		19,107
Computers- 7.02%
Hewlett-Packard Co.	380	10,663
NetApp, Inc.	315	10,067
		20,730
Cosmetics & Personal Care - 1.34%
Avon Products, Inc.	765	3,970

Electronics - 1.86%
Brady Corp. - Class A	250	5,490

Engineering & Construction - 2.85%
Chicago Bridge & Iron Co.	190	8,413

Hand & Machine Tools - 2.01%
Kennametal, Inc.	195	5,948

Insurance - 10.71%
American International Group, Inc.	180	10,861
Hartford Financial Services Group, Inc.	245	11,258
MetLife, Inc.	190	9,519
		31,638
Internet - 1.04%
Symantec Corp.	150	3,073

Media- 1.72%
Viacom, Inc. - Class B	125	5,096

Mining - 2.98%
Rio Tinto PLC - ADR	240	8,813

Miscellaneous Manufacturing - 5.59%
Crane Co.	85	4,466
Eaton Corp PLC	100	5,706
General Electric, Co.	255	6,329
		16,501

SNOW FAMILY OF FUNDS
Snow Capital Dividend Plus Fund
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

COMMON STOCK - 80.84% (continued)	Shares	Fair Value

Oil & Gas - 7.57%
BP PLC - ADR	185	$6,205
Noble Corp PLC	200	2,604
Phillips 66	80	6,326
Royal Dutch Shell PLC - ADR	86	4,551
Southwestern Energy Co.	165	2,680
		22,366
Pharmaceuticals - 2.98%
GlaxoSmithKline PLC - ADR	215	8,800

Real Estate Investment Trusts - 2.46%
Chimera Investment Corp.	518	7,256

Retail - 4.81%
Abercrombie & Fitch Co.	455	9,036
Wal-Mart Stores, Inc.	80	5,178
		14,214
Savings & Loans - 1.93%
First Niagara Financial Group, Inc.	615	5,689

Semiconductors - 1.92%
QUALCOMM, Inc.	100	5,658

Software - 1.40%
Microsoft Corp.	95	4,134

Telecommunications - 2.88%
Verizon Communications, Inc.	185	8,512

Toys, Games & Hobbies - 2.02%
Mattel, Inc.	255	5,975

Transportation - 2.03%
Tidewater, Inc.	335	6,007

TOTAL COMMON STOCK (Cost $269,555)		238,817

PREFERRED STOCK - 9.78%

Banks - 3.37%
Bank of America Corp., 7.25%, Series L	9	9,945

Real Estate Investment Trusts - 6.41%
Annaly Capital Management, Inc., 7.625%, Series C	380	9,367
Hatteras Financial Corp., 7.625%, Series A	400	9,576
		18,943

TOTAL PREFERRED STOCK (Cost $30,524)		28,888

SNOW FAMILY OF FUNDS
Snow Capital Dividend Plus Fund
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

PARTNERSHIPS - 5.81%	Shares	Fair Value

Diversified Financial Services - 2.50%
AllianceBernstein Holding LP	270	$7,382

Mining - 1.05%
Hi-Crush Partners LP	185	3,101

Pipelines - 2.26%
Boardwalk Pipeline Partners LP	490	6,693

TOTAL PARTNERSHIPS (Cost $20,152)		17,176

SHORT TERM INVESTMENTS - 1.98%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.13% (a) (Cost $5,846)	5,846	5,846

TOTAL INVESTMENTS (Cost $326,077) - 98.41%		$290,727
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.59%		4,702
NET ASSETS - 100%		$295,429

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the rate at August 31, 2015, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS
Snow Capital Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

COMMON STOCK - 90.95%	Shares	Fair Value

Aerospace & Defense - 5.49%
Spirit AeroSystems Holdings, Inc. - Class A (a)	160	$8,178
Triumph Group, Inc.	190	9,384
		17,562
Auto Parts & Equipment - 1.99%
Johnson Controls, Inc.	155	6,377

Banks - 4.69%
KeyCorp	590	8,107
TCF Financial Corp.	445	6,906
		15,013
Chemicals - 3.36%
Axiall Corp.	200	5,051
Mosaic Co.	140	5,716
		10,767
Computers - 6.03%
NCR Corp. (a)	400	10,036
NetApp, Inc.	290	9,268
		19,304
Cosmetics & Personal Care- 0.65%
Avon Products, Inc.	400	2,076

Diversified Financial Services - 2.73%
Ally Financial, Inc. (a)	400	8,744

Electric - 1.92%
Exelon Corp.	200	6,152

Electronics - 4.79%
Avnet, Inc.	270	11,448
Jabil Circuit, Inc.	200	3,870
		15,318
Engineering & Construction - 1.38%
Chicago Bridge & Iron Co.	100	4,428

Forest Products & Paper - 2.76%
International Paper Co.	205	8,844

Hand & Machine Tools - 3.05%
Kennametal, Inc.	320	9,760

Healthcare - Services - 3.19%
Community Health Systems, Inc. (a)	190	10,203

Insurance - 8.53%
Genworth Financial, Inc. (a)	445	2,305
Hartford Financial Services Group, Inc.	300	13,785
Voya Financial, Inc. - Class I	260	11,201
		27,291
Internet - 2.62%
Symantec Corp.	410	8,401

Leisure Time - 1.10%
Royal Caribbean Cruises Ltd.	40	3,526

SNOW FAMILY OF FUNDS
Snow Capital Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

COMMON STOCK - 90.95% (continued)	Shares	Fair Value

Machinery - Construction & Mining - 2.37%
Terex Corp.	325	$7,582

Machinery - Diversified - 1.84%
AGCO Corp.	120	5,885

Media - 1.53%
Viacom, Inc. - Class B	120	4,892

Mining - 1.07%
Newmont Mining Corp.	200	3,414

Miscellaneous Manufacturing - 4.58%
Crane Co.	150	7,881
Textron, Inc.	175	6,790
		14,671
Oil & Gas - 5.33%
Chesapeake Energy Corp.	200	1,562
Devon Energy Corp.	60	2,560
Nabors Industries Ltd.	200	2,308
PBF Energy, Inc. - Class A	355	10,622
		17,052
Packaging&Containers - 3.26%
Owens-Illinois, Inc. (a)	500	10,425

Real Estate Investments Trust - 2.07%
Highwoods Properties, Inc.	175	6,640

Retail - 7.30%
Abercrombie & Fitch Co.	350	6,950
Big Lots, Inc.	75	3,599
Kohl's Corp.	50	2,552
Macy's, Inc.	175	10,257
		23,358
Savings & Loans - 3.80%
First Niagara Financial Group, Inc.	1,315	12,164

Software - 2.12%
Open Text Corp.	150	6,798

Transportation - 1.40%
Tidewater, Inc.	250	4,483

TOTAL COMMON STOCK (Cost $304,360)		291,130

SHORT TERM INVESTMENTS - 7.87%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.13% (b) (Cost $25,180)	25,180	25,180

TOTAL INVESTMENTS (Cost $329,540) - 98.82%		$316,310
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.18%		3,774
NET ASSETS - 100%		$320,084

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at August 31, 2015, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2015 (Unaudited)

	Snow Capital Focused Value Fund		Snow Capital Hedged Equity Fund	Snow Capital Market Plus Fund

Assets:
Investments, at value	$324,403		$598,634	$316,223
Deposits at broker	-		160,570	-
Due from advisor	8,963		9,418	9,769
Receivables:
Interest	1		4	2
Dividends	1,117		1,716	1,227
Investment securities sold	-		47,601	-
Prepaid expenses	972		972	972
Total assets	335,456		818,915	328,193

Liabilities:
Securities sold short, at value	$-		$160,071	$-
Payables:
Investment securities purchased	-		47,449	-
Dividends on securities sold short	-		118	-
Accrued distribution (12b-1) fees	81		73	78
Due to administrator	2,146		2,181	2,145
Accrued expenses	4,654		6,799	4,782
Total liabilities	6,881		216,691	7,005
Net Assets	$328,575		$602,224	$321,188

Sources of Net Assets:
Paid-in capital	$340,020		$826,861	$317,313
Undistributed (accumulated) net realized gain (loss) on investments	1,621		(173,392)	2,551
Undistributed net investment income	1,799		1,999	2,840
Net unrealized depreciation on investments	(14,865)		(54,981)	(1,516)
Net unrealized appreciation on securities sold short	-		1,737	-
Total Net Assets (Unlimited shares of beneficial interest authorized)	$328,575		$602,224	$321,188

Total Investments, at cost	$339,268		$653,615	$317,739
Proceeds from securities sold short	$-		$161,808	$-

Class A Shares:
Net assets	$13,066		$11,967	$12,772
Shares Outstanding (Unlimited shares of beneficial interest authorized)	650		714	612
Net Asset Value Per Share	$20.11	(d)	$16.76	$20.87

Maximum Offering Price Per Share (a)	$21.22		$17.69	$22.03

Minimum Redemption Price Per Share (b)(c)	$19.91		$16.59	$20.66

Class I Shares:
Net assets	$315,509		$590,257	$308,416
Shares Outstanding (Unlimited shares of beneficial interest authorized)	15,662		35,054	14,751
Net Asset Value and Offering Price Per Share	$20.15		$16.84	$20.91

Minimum Redemption Price Per Share (c)	$20.05		$16.76	$20.81

(a)	A maximum sales charge of 5.25% is imposed on Class A shares.
(b)
Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 0.50% contingent deferred sales charge ("CDSC") on shares redeemed within one year from the date of purchase.

(c)	A redemption fee of 0.50% will be assessed on shares of the Fund that are held for 30 days or less.
(d)	NAV does not compute due to rounding.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2015 (Unaudited)

	Snow Capital	Snow Capital Dividend Plus Fund	Snow Capital Mid Cap Value Fund
	Inflation Advantaged Equities Fund
Assets:
Investments, at value	$281,581	$290,727	$316,310
Due from advisor	9,167	9,420	9,452
Receivables:
Interest	1	1	2
Dividends	1,011	1,186	643
Prepaid expenses	972	972	972
Total assets	292,732	302,306	327,379

Liabilities:
Payables:
Accrued distribution (12b-1) fees	$73	$74	$78
Due to administrator	2,140	2,141	2,144
Accrued expenses	4,871	4,662	5,073
Total liabilities	7,084	6,877	7,295
Net Assets	$285,648	$295,429	$320,084

Sources of Net Assets:
Paid-in capital	$292,706	$322,053	$323,322
Undistributed net realized gain on investments	7,066	3,828	9,115
Undistributed net investment income	1,988	4,898	877
Net unrealized depreciation on investments	(16,112)	(35,350)	(13,230)
Total Net Assets (Unlimited shares of beneficial interest authorized)	$285,648	$295,429	$320,084

Total Investments, at cost	$297,693	$326,077	$329,540

Class A Shares:
Net assets	$11,359	$11,748	$12,728
Shares Outstanding (Unlimited shares of beneficial interest authorized)	573	630	622
Net Asset Value Per Share	$19.82	$18.65	$20.45	(d)

Maximum Offering Price Per Share (a)	$20.92	$19.68	$21.58

Minimum Redemption Price Per Share (b)(c)	$19.62	$18.46	$20.25

Class I Shares:
Net assets	$274,289	$283,681	$307,356
Shares Outstanding (Unlimited shares of beneficial interest authorized)	13,819	15,186	15,006
Net Asset Value and Offering Price Per Share	$19.85	$18.68	$20.48

Minimum Redemption Price Per Share (c)	$19.75	$18.59	$20.38

(a)	A maximum sales charge of 5.25% is imposed on Class A shares.
(b)
Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 0.50% contingent deferred sales charge ("CDSC") on shares redeemed within one year from the date of purchase.

(c)	A redemption fee of 0.50% will be assessed on shares of the Fund that are held for 30 days or less.
(d)	NAV does not compute due to rounding.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF OPERATIONS
August 31, 2015 (Unaudited)

	Snow Capital	Snow Capital	Snow Capital Market Plus Fund
	Focused Value Fund	Hedged Equity Fund

	For the	For the	For the
	Six Month Period Ended	Six Month Period Ended	Six Month Period Ended
	August 31, 2015	August 31, 2015	August 31, 2015

Investment income:
Dividends (a)	$3,929	$6,980	$4,179
Interest	3	20	8
Total investment income	3,932	7,000	4,187

Expenses:
Management fees	1,655	3,281	878
Distribution (12b-1) fees - Class A	18	16	18
Administration, Accounting and transfer agent fees and expenses	13,434	13,650	13,421
Shareholder reporting and filing	2,017	2,017	2,017
Audit fees	2,672	2,672	2,672
Legal fees	2,558	2,558	2,558
Custodian fees	1,261	3,402	1,260
Pricing fees	1,211	2,168	2,848
Trustee fees and expenses	4,033	4,033	4,033
Registration and filing fees	286	311	285
Insurance	611	611	611
Dividends on securities sold short	-	592	-
Interest expense	-	259	-
Total expenses	29,756	35,570	30,601
Less: fees waived and expenses absorbed	(27,622)	(30,602)	(29,267)
Net expenses	2,134	4,968	1,334

Net investment income	1,798	2,032	2,853

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	1,620	(8,272)	2,578
Securities sold short	-	4,002	-
Net realized gain (loss) on investments	1,620	(4,270)	2,578

Net change in unrealized appreciation (depreciation) on:
Investments	(42,749)	(49,294)	(35,829)
Securities sold short	-	1,844	-
Net change in unrealized depreciation	(42,749)	(47,450)	(35,829)

Net loss on investments	(41,129)	(51,720)	(33,251)

Net decrease in net assets resulting from operations	$(39,331)	$(49,688)	$(30,398)

(a)	Includes foreign taxes withheld of $31, $52, and $17, respectively.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF OPERATIONS
August 31, 2015 (Unaudited)

	Snow Capital	Snow Capital Dividend Plus Fund	Snow Capital Mid Cap Value Fund
	Inflation Advantaged Equities Fund

	For the	For the	For the
	Six Month Period Ended	Six Month Period Ended	Six Month Period Ended
	August 31, 2015	August 31, 2015	August 31, 2015

Investment income:
Dividends (a)	$3,976	$6,093	$2,592
Interest	5	3	15
Total investment income	3,981	6,096	2,607

Expenses:
Management fees	1,588	1,242	1,313
Distribution (12b-1) fees - Class A	16	16	18
Administration, Accounting and transfer agent fees and expenses	13,396	13,406	13,420
Shareholder reporting and filing	2,017	2,017	2,017
Audit fees	2,672	2,672	2,672
Legal fees	2,558	2,558	2,558
Custodian fees	1,411	1,362	1,411
Pricing fees	1,562	2,017	2,168
Trustee fees and expenses	4,033	4,033	4,033
Registration and filing fees	284	285	286
Insurance	611	611	611
Total expenses	30,148	30,219	30,507
Less: fees waived and expenses absorbed	(28,147)	(28,546)	(28,738)
Net expenses	2,001	1,673	1,769

Net investment income	1,980	4,423	838

Realized and unrealized gain (loss):
Net realized gain on:
Investments	8,213	5,313	9,129
Net realized gain on investments	8,213	5,313	9,129

Net change in unrealized depreciation on:
Investments	(50,064)	(55,148)	(46,543)
Net change in unrealized depreciation	(50,064)	(55,148)	(46,543)

Net loss on investments	(41,851)	(49,835)	(37,414)

Net decrease in net assets resulting from operations	$(39,871)	$(45,412)	$(36,576)

(a)	Includes foreign taxes withheld of $18, $40, and $2, respectively.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS
August 31, 2015

	Snow Capital
	Focused Value Fund

	For the Six Month Period Ended August 31, 2015	For the Year Ended February 28, 2015

	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$1,798	$2,311
Net realized gain on investments	1,620	50,898
Net unrealized depreciation on investments	(42,749)	(22,246)
Net increase (decrease) in net assets resulting from operations	(39,331)	30,963

Distributions to shareholders from:
Net investment income - Class A	-	(58)
Net investment income - Class I	-	(2,253)
Net realized capital gains - Class A	-	(2,032)
Net realized capital gains - Class I	-	(48,865)
Total distributions	-	(53,208)

Capital share transactions (Note 2):
Increase in net assets from capital share transactions	-	53,208

Increase (decrease) in net assets	(39,331)	30,963

Net Assets:
Beginning of period	367,906	336,943

End of period	$328,575	$367,906
Undistributed net investment income	$1,799	$1

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS
August 31, 2015

	Snow Capital
	Hedged Equity Fund

	For the Six Month Period Ended August 31, 2015	For the Year Ended February 28, 2015

	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$2,032	$7,063
Net realized loss on investments	(4,270)	(20,612)
Net unrealized depreciation on investments	(47,450)	(55,641)
Net decrease in net assets resulting from operations	(49,688)	(69,190)

Distributions to shareholders from:
Net investment income - Class A	-	(115)
Net investment income - Class I	-	(6,946)
Net realized capital gains - Class A	-	(2,911)
Net realized capital gains - Class I	-	(142,737)
Total distributions	-	(152,709)

Capital share transactions (Note 2):
Increase in net assets from capital share transactions	-	268,045

Increase (decrease) in net assets	(49,688)	46,146

Net Assets:
Beginning of period	651,912	605,766

End of period	$602,224	$651,912
Undistributed (accumulated) net investment income (loss)	$1,999	$(33)

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS
August 31, 2015

	Snow Capital
	Market Plus Fund
	For the Six Month Period Ended August 31, 2015	For the Year Ended February 28, 2015

	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$2,853	$4,680
Net realized gain on investments	2,578	37,223
Net unrealized depreciation on investments	(35,829)	(7,851)
Net increase (decrease) in net assets resulting from operations	(30,398)	34,052

Distributions to shareholders from:
Net investment income - Class A	-	(154)
Net investment income - Class I	-	(4,539)
Net realized capital gains - Class A	-	(1,487)
Net realized capital gains - Class I	-	(35,763)
Total distributions	-	(41,943)

Capital share transactions (Note 2):
Increase in net assets from capital share transactions	-	41,944

Increase (decrease) in net assets	(30,398)	34,053

Net Assets:
Beginning of period	351,586	317,533

End of period	$321,188	$351,586
Undistributed (accumulated) net investment income (loss)	$2,840	$(13)

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS
August 31, 2015

	Snow Capital
	Inflation Advantaged Equities Fund

	For the Six Month Period Ended August 31, 2015	For the Year Ended February 28, 2015

	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$1,980	$2,903
Net realized gain on investments	8,213	27,429
Net unrealized depreciation on investments	(50,064)	(2,540)
Net increase (decrease) in net assets resulting from operations	(39,871)	27,792

Distributions to shareholders from:
Net investment income - Class A	-	(85)
Net investment income - Class I	-	(2,810)
Net realized capital gains - Class A	-	(1,141)
Net realized capital gains - Class I	-	(27,435)
Total distributions	-	(31,471)

Capital share transactions (Note 2):
Increase in net assets from capital share transactions	-	31,470

Increase (decrease) in net assets	(39,871)	27,791

Net Assets:
Beginning of period	325,519	297,728

End of period	$285,648	$325,519
Undistributed net investment income	$1,988	$8

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF changes in net assets
August 31, 2015

	Snow Capital
	Dividend Plus Fund

	For the Six Month Period Ended August 31, 2015	For the Year Ended February 28, 2015

	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$4,423	$7,528
Net realized gain on investments	5,313	34,071
Net unrealized depreciation on investments	(55,148)	(7,272)
Net increase (decrease) in net assets resulting from operations	(45,412)	34,327

Distributions to shareholders from:
Net investment income - Class A	-	(250)
Net investment income - Class I	-	(6,803)
Net realized capital gains - Class A	-	(1,419)
Net realized capital gains - Class I	-	(34,137)
Total distributions	-	(42,609)

Capital share transactions (Note 2):
Increase in net assets from capital share transactions	-	42,610

Increase (decrease) in net assets	(45,412)	34,328

Net Assets:
Beginning of period	340,841	306,513

End of period	$295,429	$340,841
Undistributed net investment income	$4,898	$475

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF changes in net assets
August 31, 2015

	Snow Capital Mid Cap Value Fund

	For the Six Month Period Ended August 31, 2015	For the Year Ended February 28, 2015

	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$838	$1,606
Net realized gain on investments	9,129	48,525
Net unrealized depreciation on investments	(46,543)	(18,146)
Net increase (decrease) in net assets resulting from operations	(36,576)	31,985

Distributions to shareholders from:
Net investment income - Class A	-	(32)
Net investment income - Class I	-	(1,610)
Net realized capital gains - Class A	-	(1,937)
Net realized capital gains - Class I	-	(46,602)
Total distributions	-	(50,181)

Capital share transactions (Note 2):
Increase in net assets from capital share transactions	-	50,181

Increase (decrease) in net assets	(36,576)	31,985

Net Assets:
Beginning of period	356,660	324,675

End of period	$320,084	$356,660
Undistributed net investment income	$877	$39

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
August 31, 2015

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Snow Capital Focused Value Fund

	Class A
	For the Six Month Period Ended August 31, 2015		For the Year Ended February 28, 2015	For the Period Ended February 28, 2014 (a)

	(Unaudited)

Net Asset Value, Beginning of Period	$22.54		$24.02	$20.00

Investment Operations:
Net investment income	0.08		0.10	0.11
Net realized and unrealized gain (loss) on investments	(2.51)		2.11	6.73
Total from investment operations	(2.43)		2.21	6.84

Distributions:
From net investment income	-		(0.10)	(0.11)
From net realized capital gains	-		(3.59)	(2.71)
Total distributions	-		(3.69)	(2.82)

Net Asset Value, End of Period	$20.11		$22.54	$24.02

Total Return (b)	(10.78	)%(c)	8.91%	34.48	%(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$13		$15	$13

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	16.42	%(d)	15.37%	17.16	%(d)
After fees waived and expenses absorbed	1.40	%(d)	1.40%	1.40	%(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(14.28	)%(d)	(13.57)%	(15.23	)%(d)
After fees waived and expenses absorbed	0.74	%(d)	0.40%	0.52	%(d)

Portfolio turnover rate	39.97	%(c)	84.34%	87.78	%(c)

(a)	The Fund commenced operations on March 28, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios include 0.34% during the fiscal year ended February 28, 2015 and 0.43% during the period ended February 28, 2014 for dividends on securities sold short and interest expense.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
August 31, 2015

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Snow Capital Focused Value Fund

	Class I
	For the Six Month Period Ended August 31, 2015		For the Year Ended February 28, 2015	For the Period Ended February 28, 2014 (a)

	(Unaudited)

Net Asset Value, Beginning of Period	$22.56		$24.03	$20.00

Investment Operations:
Net investment income	0.11		0.16	0.16
Net realized and unrealized gain (loss) on investments	(2.52)		2.12	6.74
Total from investment operations	(2.41)		2.28	6.90

Distributions:
From net investment income	-		(0.16)	(0.16)
From net realized capital gains	-		(3.59)	(2.71)
Total distributions	-		(3.75)	(2.87)

Net Asset Value, End of Period	$20.15		$22.56	$24.03

Total Return (b)	(10.68	)%(c)	9.21%	34.80	%(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$316		$353	$323

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	16.17	%(d)	15.12%	16.91	%(d)
After fees waived and expenses absorbed	1.15	%(d)	1.15%	1.15	%(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(14.03	)%(d)	(13.32)%	(14.98	)%(d)
After fees waived and expenses absorbed	0.99	%(d)	0.65%	0.77	%(d)

Portfolio turnover rate	39.97	%(c)	84.34%	87.78	%(c)

(a)	The Fund commenced operations on March 28, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios include 0.34% during the fiscal year ended February 28, 2015 and 0.43% during the period ended February 28, 2014 for dividends on securities sold short and interest expense.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
August 31, 2015

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Snow Capital Hedged Equity Fund

	Class A
	For the Six Month Period Ended August 31, 2015		For the Year Ended February 28, 2015		For the Period Ended February 28, 2014 (a)

	(Unaudited)

Net Asset Value, Beginning of Period	$18.17		$21.86		$20.00

Investment Operations:
Net investment income (loss)	0.07		0.05		(0.02)
Net realized and unrealized gain (loss) on investments	(1.48)		1.73		4.16
Total from investment operations	(1.41)		1.78		4.14

Distributions:
From net investment income	-		(0.21)		(0.01)
From net realized capital gains	-		(5.26)		(2.27)
Total distributions	-		(5.47)		(2.28)

Net Asset Value, End of Period	$16.76		$18.17		$21.86

Total Return (b)	(7.76	)%(c)	7.31%		20.87	%(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$12		$13		$12

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	11.09	%(d)	4.38	%(e)	10.90	%(d)(e)
After fees waived and expenses absorbed	1.76	%(d)	1.84	%(e)	1.93	%(d)(e)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(8.96	)%(d)	(2.45	)%(e)	(9.09	)%(d)(e)
After fees waived and expenses absorbed	0.37	%(d)	0.09	%(e)	(0.11	)%(d)(e)

Portfolio turnover rate	80.97	%(c)	518.32%		226.74	%(c)

(a)	The Fund commenced operations on March 28, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)
The ratios include 0.26% during the six month period ended August 31, 2015, 0.34% during the fiscal year ended February 28, 2015 and 0.43% during the period ended February 28, 2014 for dividends on securities sold short and interest expense.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
August 31, 2015

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Snow Capital Hedged Equity Fund

	Class I
	For the Six Month Period Ended August 31, 2015		For the Year Ended February 28, 2015		For the Period Ended February 28, 2014 (a)

	(Unaudited)

Net Asset Value, Beginning of Period	$18.23		$21.90		$20.00

Investment Operations:
Net investment income	0.10		0.26		0.03
Net realized and unrealized gain (loss) on investments	(1.49)		1.59		4.17
Total from investment operations	(1.39)		1.85		4.20

Distributions:
From net investment income	-		(0.26)		(0.03)
From net realized capital gains	-		(5.26)		(2.27)
Total distributions	-		(5.52)		(2.30)

Net Asset Value, End of Period	$16.84		$18.23		$21.90

Total Return (b)	(7.62	)%(c)	7.62%		21.18	%(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$590		$639		$594

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	10.84	%(d)(e)	4.13	%(e)	10.66	%(d)(e)
After fees waived and expenses absorbed	1.51	%(d)(e)	1.59	%(e)	1.68	%(d)(e)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(8.70	)%(d)(e)	(2.20	)%(e)	(8.84	)%(d)(e)
After fees waived and expenses absorbed	0.62	%(d)(e)	0.34	%(e)	0.14	%(d)(e)

Portfolio turnover rate	80.97	%(c)(e)	518.32%		226.74	%(c)

(a)	The Fund commenced operations on March 28, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)
The ratios include 0.26% during the six month period ended August 31, 2015, 0.34% during the fiscal year ended February 28, 2015 and 0.43% during the period ended February 28, 2014 for dividends on securities sold short and interest expense.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
August 31, 2015

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Snow Capital Market Plus Fund

	Class A
	For the Six Month Period Ended August 31, 2015		For the Year Ended February 28, 2015	For the Period Ended February 28, 2014 (a)

	(Unaudited)

Net Asset Value, Beginning of Period	$22.88		$23.38	$20.00

Investment Operations:
Net investment income	0.16		0.28	0.25
Net realized and unrealized gain (loss) on investments	(2.17)		2.22	5.07
Total from investment operations	(2.01)		2.50	5.32

Distributions:
From net investment income	-		(0.28)	(0.25)
From net realized capital gains	-		(2.72)	(1.69)
Total distributions	-		(3.00)	(1.94)

Net Asset Value, End of Period	$20.87		$22.88	$23.38

Total Return (b)	(8.78	)%(c)	10.48%	26.73	%(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$13		$14	$13

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	17.68	%(d)	16.65%	18.37	%(d)
After fees waived and expenses absorbed	1.00	%(d)	1.00%	1.00	%(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(15.29	)%(d)	(14.52)%	(16.17	)%(d)
After fees waived and expenses absorbed	1.38	%(d)	1.13%	1.20	%(d)

Portfolio turnover rate	26.46	%(c)	67.73%	60.52	%(c)

(a)	The Fund commenced operations on March 28, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
August 31, 2015

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Snow Capital Market Plus Fund

	Class I
	For the Six Month Period Ended August 31, 2015		For the Year Ended February 28, 2015	For the Period Ended February 28, 2014 (a)

	(Unaudited)

Net Asset Value, Beginning of Period	$22.89		$23.39	$20.00

Investment Operations:
Net investment income	0.18		0.34	0.30
Net realized and unrealized gain (loss) on investments	(2.16)		2.22	5.08
Total from investment operations	(1.98)		2.56	5.38

Distributions:
From net investment income	-		(0.34)	(0.30)
From net realized capital gains	-		(2.72)	(1.69)
Total distributions	-		(3.06)	(1.99)

Net Asset Value, End of Period	$20.91		$22.89	$23.39

Total Return (b)	(8.65	)%(c)	10.73%	27.05	%(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$308		$338	$305

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	17.43	%(d)	16.40%	18.12	%(d)
After fees waived and expenses absorbed	0.75	%(d)	0.75%	0.75	%(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(15.04	)%(d)	(14.27)%	(15.92	)%(d)
After fees waived and expenses absorbed	1.64	%(d)	1.39%	1.45	%(d)

Portfolio turnover rate	26.46	%(c)	67.73%	60.52	%(c)

(a)	The Fund commenced operations on March 28, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
August 31, 2015

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Snow Capital Inflation Advantaged Equities Fund

	Class A
	For the Six Month Period Ended August 31, 2015		For the Year Ended February 28, 2015	For the Period Ended February 28, 2014 (a)

	(Unaudited)

Net Asset Value, Beginning of Period	$22.61		$22.92	$20.00

Investment Operations:
Net investment income	0.10		0.16	0.12
Net realized and unrealized gain (loss) on investments	(2.89)		1.89	3.64
Total from investment operations	(2.79)		2.05	3.76

Distributions:
From net investment income	-		(0.16)	(0.12)
From net realized capital gains	-		(2.20)	(0.72)
Total distributions	-		(2.36)	(0.84)

Net Asset Value, End of Period	$19.82		$22.61	$22.92

Total Return (b)	(12.34	)%(c)	9.05%	18.85	%(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$11		$13	$12

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	19.23	%(d)	17.76%	18.71	%(d)
After fees waived and expenses absorbed	1.50	%(d)	1.50%	1.50	%(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(16.72	)%(d)	(15.57)%	(16.61	)%(d)
After fees waived and expenses absorbed	1.00	%(d)	0.68%	0.59	%(d)

Portfolio turnover rate	19.64	%(c)	66.57%	33.69	%(c)

(a)	The Fund commenced operations on March 28, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
August 31, 2015

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Snow Capital Inflation Advantaged Equities Fund

	Class I
	For the Six Month Period Ended August 31, 2015		For the Year Ended February 28, 2015	For the Period Ended February 28, 2014 (a)

	(Unaudited)

Net Asset Value, Beginning of Period	$22.62		$22.92	$20.00

Investment Operations:
Net investment income	0.13		0.22	0.17
Net realized and unrealized gain (loss) on investments	(2.90)		1.90	3.64
Total from investment operations	(2.77)		2.12	3.81

Distributions:
From net investment income	-		(0.22)	(0.17)
From net realized capital gains	-		(2.20)	(0.72)
Total distributions	-		(2.42)	(0.89)

Net Asset Value, End of Period	$19.85		$22.62	$22.92

Total Return (b)	(12.25	)%(c)	9.36%	19.10	%(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$274		$313	$286

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	18.98	%(d)	17.51%	18.46	%(d)
After fees waived and expenses absorbed	1.25	%(d)	1.25%	1.25	%(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(16.47	)%(d)	(15.32)%	(16.36	)%(d)
After fees waived and expenses absorbed	1.26	%(d)	0.93%	0.84	%(d)

Portfolio turnover rate	19.64	%(c)	66.57%	33.69	%(c)

(a)	The Fund commenced operations on March 28, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
August 31, 2015

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Snow Capital Dividend Plus Fund

	Class A
	For the Six Month Period Ended August 31, 2015		For the Year Ended February 28, 2015	For the Period Ended February 28, 2014 (a)

	(Unaudited)

Net Asset Value, Beginning of Period	$21.54		$22.19	$20.00

Investment Operations:
Net investment income	0.22		0.48	0.36
Net realized and unrealized gain (loss) on investments	(3.11)		1.88	4.09
Total from investment operations	(2.89)		2.36	4.45

Distributions:
From net investment income	-		(0.45)	(0.37)
From net realized capital gains	-		(2.56)	(1.89)
Total distributions	-		(3.01)	(2.26)

Net Asset Value, End of Period	$18.65		$21.54	$22.19

Total Return (b)	(13.42	)%(c)	10.90%	22.36	%(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$12		$14	$12

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	18.48	%(d)	17.14%	18.29	%(d)
After fees waived and expenses absorbed	1.25	%(d)	1.25%	1.25	%(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(14.80	)%(d)	(13.82)%	(15.25	)%(d)
After fees waived and expenses absorbed	2.43	%(d)	2.07%	1.80	%(d)

Portfolio turnover rate	32.92	%(c)	83.58%	73.96	%(c)

(a)	The Fund commenced operations on March 28, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
August 31, 2015

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Snow Capital Dividend Plus Fund

	Class I
	For the Six Month Period Ended August 31, 2015		For the Year Ended February 28, 2015	For the Period Ended February 28, 2014 (a)

	(Unaudited)

Net Asset Value, Beginning of Period	$21.55		$22.19	$20.00

Investment Operations:
Net investment income	0.24		0.54	0.42
Net realized and unrealized gain (loss) on investments	(3.11)		1.89	4.08
Total from investment operations	(2.87)		2.43	4.50

Distributions:
From net investment income	-		(0.51)	(0.42)
From net realized capital gains	-		(2.56)	(1.89)
Total distributions	-		(3.07)	(2.31)

Net Asset Value, End of Period	$18.68		$21.55	$22.19

Total Return (b)	(13.32	)%(c)	11.21%	22.61%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$284		$327	$294

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	18.23	%(d)	16.89%	18.05%	(d)
After fees waived and expenses absorbed	1.00	%(d)	1.00%	1.00%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(14.55	)%(d)	(13.57)%	(15.00)%	(d)
After fees waived and expenses absorbed	2.68	%(d)	2.32%	2.05%	(d)

Portfolio turnover rate	32.92	%(c)	83.58%	73.96%	(c)

(a)	The Fund commenced operations on March 28, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
August 31, 2015

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Snow Capital Mid Cap Value Fund

	Class A
	For the Six Month Period Ended August 31, 2015		For the Year Ended February 28, 2015	For the Period Ended February 28, 2014 (a)

	(Unaudited)

Net Asset Value, Beginning of Period	$22.81		$24.12	$20.00

Investment Operations:
Net investment income	0.02		0.06	0.02
Net realized and unrealized gain (loss) on investments	(2.38)		2.24	5.87
Total from investment operations	(2.36)		2.30	5.89

Distributions:
From net investment income	-		(0.06)	(0.02)
From net realized capital gains	-		(3.55)	(1.75)
Total distributions	-		(3.61)	(1.77)

Net Asset Value, End of Period	$20.45		$22.81	$24.12

Total Return (b)	(10.35	)%(c)	9.58%	29.57	%(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$13		$14	$13

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	17.67	%(d)	16.46%	17.79	%(d)
After fees waived and expenses absorbed	1.25	%(d)	1.25%	1.25	%(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(16.18	)%(d)	(14.98)%	(16.42	)%(d)
After fees waived and expenses absorbed	0.24	%(d)	0.22%	0.12	%(d)

Portfolio turnover rate	7.90	%(c)	62.06%	43.72	%(c)

(a)	The Fund commenced operations on March 28, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
August 31, 2015

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Snow Capital Mid Cap Value Fund

	Class I
	For the Six Month Period Ended August 31, 2015		For the Year Ended February 28, 2015	For the Period Ended February 28, 2014 (a)

	(Unaudited)

Net Asset Value, Beginning of Period	$22.82		$24.13	$20.00

Investment Operations:
Net investment income	0.05		0.12	0.08
Net realized and unrealized gain (loss) on investments	(2.39)		2.24	5.87
Total from investment operations	(2.34)		2.36	5.95

Distributions:
From net investment income	-		(0.12)	(0.07)
From net realized capital gains	-		(3.55)	(1.75)
Total distributions	-		(3.67)	(1.82)

Net Asset Value, End of Period	$20.48		$22.82	$24.13

Total Return (b)	(10.25	)%(c)	9.84%	29.89	%(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$307		$342	$312

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	17.42	%(d)	16.20%	17.54	%(d)
After fees waived and expenses absorbed	1.00	%(d)	1.00%	1.00	%(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(15.93	)%(d)	(14.73)%	(16.17	)%(d)
After fees waived and expenses absorbed	0.49	%(d)	0.48%	0.37	%(d)

Portfolio turnover rate	7.90	%(c)	62.06%	43.72	%(c)

(a)	The Fund commenced operations on March 28, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

Snow Family of Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2015 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Snow Family of Funds (the “Funds”) are a series of 360 Funds (the “Trust”). The Trust was organized on February 25, 2005 as a Delaware statutory trust. The Trust is registered as an open end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently offers eight series of shares. The following series of the Snow Family Funds: (i) Snow Capital Focused Value Fund (“Focused Value Fund”), (ii) Snow Capital Hedged Equity Fund (“Hedged Equity Fund”), (iii) Snow Capital Market Plus Fund (“Market Plus Fund”), (iv) Snow Capital Inflation Advantaged Equities Fund (“Inflation Advantaged Equities Fund”), (v) Snow Capital Dividend Plus Fund (“Dividend Plus Fund”), and (vi) Snow Capital Mid Cap Value Fund (“Mid Cap Value Fund”) (each a “Fund” and collectively, the Funds) are each an open end management investment company and separate series of the Trust. All of the Funds, except Focused Value Fund and Hedged Equity Fund, are diversified Funds. As non-diversified Funds, the Focused Value Fund and Hedged Equity Fund may invest a significant portion of its assets in a small number of companies. The Funds’ investment adviser is Snow Capital Management, L.P (the “Adviser”). Each Fund offers two classes of shares, Class A and Class I shares. Each class of shares commenced operations on March 28, 2013. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances. Each Fund’s investment objectives are as follows:

Focused Value Fund	Long-term growth of capital
Hedged Equity Fund	Long-term growth of capital and protection of investment principal with lower volatility than the U.S. equity market
Market Plus Fund	Long-term growth of capital
Inflation Advantaged Equities Fund	Long-term growth of capital and protection of investment principal
Dividend Plus Fund	Long-term growth of capital and income
Mid Cap Value Fund	Long-term growth of capital

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a)	Investment Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 2

b)
Federal Income Taxes - The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provisions for federal income taxes are required.

As of and during the six month period ended August 31, 2015, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to unrecognized tax expenses as income tax expense in the statements of operations. During the year, the Funds did not incur any interest or penalties. As required by GAAP, ASC 740, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years ended 2014) and has concluded that no provision for income tax is required in these financial statements. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Delaware.

c)
Distributions to Shareholders - Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

e)
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Snow Family of Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2015 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f)
Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

g)
Short Sales of Securities – A Fund may make short sales, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, a Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. A Fund then sells the borrowed security to a buyer in the market. A Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. Until the security is replaced, a Fund is required to pay the broker-dealer lender any dividends or interest that accrues during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale. When a Fund makes a short sale, a Fund will segregate liquid assets (such as cash, U.S. government securities, or equity securities) on a Fund’s books and/or in a segregated account at a Fund’s custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender. In determining the amount to be segregated, any securities that have been sold short by a Fund will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet a Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of a Fund’s short position obligations.

In addition, a Fund may make short sales “against the box”, i.e., when a Fund sells a security short when a Fund has segregated securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. A Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

h)
Exchange Traded Funds – A Fund may invest in Exchange Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which a Fund invests in addition to a Fund's direct fees and expenses.

i)
Redemption fees - Shareholders that redeem shares within 30 days of purchase will be assessed a redemption fee of 0.50% of the amount redeemed. The redemption fee is paid directly to and retained by the Funds, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Funds. No redemption fees were paid to the Funds during the six month period ended August 31, 2015.

Snow Family of Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2015 (Unaudited)

2.	INVESTMENT VALUATION

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•
Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•
Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, preferred stock and Exchange-Traded Funds). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Snow Family of Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2015 (Unaudited)

2.	INVESTMENT VALUATION (continued)

The following table summarizes the inputs used to value the company's assets and liabilities measured at fair value as of August 31, 2015:

Categories (a)	Level 1	Level 2	Level 3	Total
Focused Value Fund:
Common Stock (b)	$322,843	-	-	$322,843
Short-Term Investments	1,560	-	-	1,560
Total Investments in Securities	324,403	-	-	324,403
Hedged Equity Fund (Assets):
Common Stock (b)	509,728	-	-	509,728
Exchange-Traded Funds (b)	49,956	-	-	49,956
Short-Term Investments	38,950	-	-	38,950
Total Investments in Securities	598,634	-	-	598,634
Hedged Equity Fund (Liabilities):
Common Stock – Sold Short (b)	160,071	-	-	160,071
Total Investments in Securities Sold Short	160,071	-	-	160,071
Market Plus Fund:
Common Stock (b)	304,655	-	-	304,655
Short-Term Investments	11,568	-	-	11,568
Total Investments in Securities	316,223	-	-	316,223
Inflation Advantaged Equities Fund:
Common Stock (b)	271,422	-	-	271,422
Short-Term Investments	10,159	-	-	10,159
Total Investments in Securities	281,581	-	-	281,581
Dividend Plus Fund:
Common Stock (b)	238,817	-	-	238,817
Partnerships (b)	17,176	-	-	17,176
Preferred Stock (b)	28,888	-	-	28,888
Short-Term Investments	5,846	-	-	5,846
Total Investments in Securities	290,727	-	-	290,727
Mid Cap Value Fund:
Common Stock (b)	291,130	-	-	291,130
Short-Term Investments	25,180	-	-	25,180
Total Investments in Securities	316,310	-	-	316,310

(a)
At August 31, 2015, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)
All common stock, partnerships, preferred stock and exchange traded funds held in the Funds are Level 1 securities. For a detailed break-out of stocks by industry and exchange traded funds by investment type, please refer to the Schedules of Investments.

The Fund recognizes transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of August 31, 2015, from the valuation input levels used on February 28, 2015.

Snow Family of Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2015 (Unaudited)

3.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Funds for the six month period ended August 31, 2015 were as follows:

Focused Value Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	-	-	-	-
Value	$-	$-	$-	$-
Class I
Shares	-	-	-	-
Value	$-	$-	$-	$-

Hedged Equity Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	-	-	-	-
Value	$-	$-	$-	$-
Class I
Shares	-	-	-	-
Value	$-	$-	$-	$-

Market Plus Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	-	-	-	-
Value	$-	$-	$-	$-
Class I
Shares	-	-	-	-
Value	$-	$-	$-	$-

Inflation Advantaged Equities Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	-	-	-	-
Value	$-	$-	$-	$-
Class I
Shares	-	-	-	-
Value	$-	$-	$-	$-

Snow Family of Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2015 (Unaudited)

3.	CAPITAL SHARE TRANSACTIONS (continued)

Dividend Plus Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	-	-	-	-
Value	$-	$-	$-	$-
Class I
Shares	-	-	-	-
Value	$-	$-	$-	$-

Mid Cap Value Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	-	-	-	-
Value	$-	$-	$-	$-
Class I
Shares	-	-	-	-
Value	$-	$-	$-	$-

Transactions in shares of capital stock for the Funds for the fiscal year ended February 28, 2015 were as follows:

Focused Value Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	-	-	90	90
Value	$-	$-	$2,090	$2,090
Class I
Shares	-	-	2,199	2,199
Value	$-	$-	$51,118	$51,118

Hedged Equity Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	-	-	161	161
Value	$-	$-	$3,026	$3,026
Class I
Shares	418,355	(418,355)	7,941	7,941
Value	$10,000,000	$(9,884,664)	$149,683	$265,019

Market Plus Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	-	-	70	70
Value	$-	$-	$1,642	$1,642
Class I
Shares	-	-	1,715	1,715
Value	$-	$-	$40,302	$40,302

Snow Family of Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2015 (Unaudited)

3.	CAPITAL SHARE TRANSACTIONS (continued)

Inflation Advantaged Equities Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	-	-	55	55
Value	$-	$-	$1,226	$1,226
Class I
Shares	-	-	1,348	1,348
Value	$-	$-	$30,244	$30,244

Dividend Plus Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	-	-	79	79
Value	$-	$-	$1,670	$1,670
Class I
Shares	-	-	1,925	1,925
Value	$-	$-	$40,940	$40,940

Mid Cap Value Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	-	-	85	85
Value	$-	$-	$1,970	$1,970
Class I
Shares	-	-	2,087	2,087
Value	$-	$-	$48,211	$48,211

4.	INVESTMENT TRANSACTIONS

For the six month period ended August 31, 2015, aggregate purchases and sales of investment securities (excluding short-term investments) for Funds were as follows:

Fund	Purchases	Sales
Focused Value Fund:	$142,342	$141,554
Hedged Equity Fund	493,956	501,589
Market Plus Fund	87,384	87,701
Inflation Advantaged Equities Fund	59,623	66,356
Dividend Plus Fund	108,592	105,663
Mid Cap Value Fund	26,198	25,040

There were no government securities purchased or sold during the period.

Snow Family of Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2015 (Unaudited)

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into Investment Advisory Agreements (the “Advisory Agreements”) with the Adviser. Pursuant to the Advisory Agreements, the Adviser provides investment management services to the Funds in accordance with their investment objectives, policies and restrictions. As compensation for the investment advisory services provided to the Funds, the Adviser will receive a monthly management fee equal to an annual rate of each Fund’s net assets for Class A and I shares as follows:

Fund	Management Fee Rate	Accrued
Focused Value Fund:	0.90%	$1,655
Hedged Equity Fund	1.00%	3,281
Market Plus Fund	0.50%	878
Inflation Advantaged Equities Fund	1.00%	1,588
Dividend Plus Fund	0.75%	1,242
Mid Cap Value Fund	0.75%	1,313

The Adviser and the Funds have entered into an Expense Limitation Agreement (“Expense Agreements”) under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of each Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, shareholder servicing fees, extraordinary expenses, dividend and interest expenses in connection with securities sold short and payments, if any, under the Rule 12b-1 Plan) to not more than the following average daily net assets of each of the Funds through July 1, 2016:

Fund	Expense Limitation	Management Fees Waived	Expenses Reimbursed
Focused Value Fund:	1.15%	$1,655	$26,967
Hedged Equity Fund	1.25%	3,281	27,321
Market Plus Fund	0.75%	878	28,389
Inflation Advantaged Equities Fund	1.25%	1,588	26,559
Dividend Plus Fund	1.00%	1,242	27,304
Mid Cap Value Fund	1.00%	1,313	27,425

If, at any time, the annualized expenses of Funds were less than the annualized expense ratios, the Trust, on behalf of Funds, would reimburse the Adviser for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for the Funds, and (b) can be repaid without causing the expenses of Funds to exceed the annualized expense ratios.

Snow Family of Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2015 (Unaudited)

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

At August 31, 2015, the cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Funds that may be recouped no later than the dates stated below:

Fund	February 28, 2017	February 28, 2018	February 28, 2019	Totals
Focused Value Fund:	$41,973	$50,247	$27,622	$119,842
Hedged Equity Fund	44,997	52,882	30,602	128,481
Market Plus Fund	44,997	53,260	29,267	127,524
Inflation Advantaged Equities Fund	43,053	51,025	28,147	122,225
Dividend Plus Fund	43,459	51,793	28,546	123,798
Mid Cap Value Fund	43,536	52,361	28,738	124,635

The Fund has entered into an Investment Company Services Agreement (the “Services Agreement”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the Services Agreement, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund's portfolio securities; (d) pricing the Fund's shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund's legal compliance; (j) maintaining shareholder account records.

For the six month period ended August 31, 2015, the Funds accrued servicing fees as follows:

Fund	Service Fees
Focused Value Fund:	$13,434
Hedged Equity Fund	13,650
Market Plus Fund	13,421
Inflation Advantaged Equities Fund	13,396
Dividend Plus Fund	13,406
Mid Cap Value Fund	13,420

Certain officers and a Trustee of the Funds are also employees of M3Sixty.

The Fund has entered into a Distribution Agreement (the “Distribution Agreement”) with Matrix Capital Group, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor will provide distribution services to the Funds. The Distributor serves as underwriter/distributor of the Funds.

The Funds have adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 of the 1940 Act for the Funds. The Funds may expend up to 0.25% for Class A shares of a Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Funds and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

Snow Family of Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2015 (Unaudited)

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The distribution plans for the Class A shares of the Funds took effect March 28, 2013. For the six month period ended August 31, 2015, the Funds accrued 12b-1 expenses attributable to Class A shares as follows:

Fund	Class A 12b-1 Fees
Focused Value Fund:	$18
Hedged Equity Fund	16
Market Plus Fund	18
Inflation Advantaged Equities Fund	16
Dividend Plus Fund	16
Mid Cap Value Fund	18

6.	TAX MATTERS

There were no distributions paid during the six month period ended August 31, 2015.

The tax character of distributions paid during the fiscal year ended February 28, 2015 for the Funds were as follows.

Fund	Long-Term Capital Gains	Ordinary Income
Focused Value Fund:	$15,011	$38,197
Hedged Equity Fund	21,585	131,124
Market Plus Fund	13,050	28,893
Inflation Advantaged Equities Fund	6,525	24,946
Dividend Plus Fund	15,316	27,293
Mid Cap Value Fund	32,905	17,276

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at August 31, 2015 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Focused Value Fund	$339,268	$25,942	$(40,807)	$(14,865)
Hedged Equity Fund	502,245	15,936	(79,618)	(63,682)
Market Plus Fund	317,799	28,781	(30,357)	(1,576)
Inflation Advantaged Equities Fund	297,693	25,823	(41,935)	(16,112)
Dividend Plus Fund	326,077	14,083	(49,433)	(35,350)
Mid Cap Value Fund	329,540	30,062	(43,292)	(13,230)

The differences between book basis unrealized depreciation and tax-basis unrealized depreciation for the Hedged Equity Fund and Market Plus Fund are attributable primarily to the tax deferral of losses on wash sales.

Snow Family of Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2015 (Unaudited)

6.	TAX MATTERS (continued)

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at February 28, 2015, the Funds’ most recent fiscal year end, was as follows:

Fund	Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gains	Post-October Capital Loss	Total Distributable Earnings
Focused Value Fund	$27,333	$552	$1	$-	$27,886
Hedged Equity Fund	(19,862)	(32)	-	(155,055)	(174,949)
Market Plus Fund	33,962	339	(28)	-	34,273
Inflation Advantaged Equities Fund	33,952	8	2	(1,149)	32,813
Dividend Plus Fund	19,798	273	(142)	(1,141)	18,788
Mid Cap Value Fund	33,313	39	(14)	-	33,338

The undistributed ordinary income and capital gains shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences due to the tax deferral of losses on wash sales.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. As of February 28, 2015, the Funds’ most recent fiscal year end, the Funds elected to defer net ordinary losses as indicated in the chart below.

	Post-October Losses		Post-December Losses
Fund	Deferred	Utilized	Deferred	Utilized
Focused Value Fund	$-	$-	$-	$-
Hedged Equity Fund	155,055	-	-	35
Market Plus Fund	-	-	-	-
Inflation Advantaged Equities Fund	1,149	-	-	-
Dividend Plus Fund	1,141	-	-	-
Mid Cap Value Fund	-	-	-	-

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of February 28, 2015, the Funds had no capital loss carryforwards for federal income tax purposes.

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2015, Snow Capital Management, L.P. held 100% of the Funds’ Class A & Class I shares outstanding.

Snow Family of Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2015 (Unaudited)

8.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.	SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Snow Family of Funds	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION
August 31, 2015 (Unaudited)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Funds are required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2016 to determine the calendar year amounts to be included on their 2015 tax returns. Shareholders should consult their own tax advisors.

Snow Family of Funds	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION
August 31, 2015 (Unaudited)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $500 each year plus $100 per Board or committee meeting attended per Fund, provided, that the Fund is in the incubation stage. The Trust reimburses each Trustee and officer for their travel and other expenses relating to attendance at such meetings.

Name of Trustee[1]	Aggregate Compensation From the Snow Family Funds[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Snow Family Funds Paid to Trustees[2]
Independent Directors
Art Falk	$5,250	None	None	$5,250
Thomas Krausz	$4,500	None	None	$4,500
Tom M. Wirtshafter	$4,500	None	None	$4,500
Gary DiCenzo	$4,500	None	None	$4,500
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None
Robert S. Driessen	None	Not Applicable	Not Applicable	None
Brandon Byrd	None	Not Applicable	Not Applicable	None
Larry Beaver	None	Not Applicable	Not Applicable	None
Jeremiah Hierseman	None	Not Applicable	Not Applicable	None

[1]	Each of the Trustees serves as a Trustee to six (6) Snow Family of Funds of the Trust. The Trust currently offers thirteen (13) series of shares.

[2]
Figures are for the six month period ended August 31, 2015. Each of the Funds paid Thomas Krausz, Tom M. Wirtshafter and Gary DiCenzo $750 for the period. Each of the Funds paid Art Falk $875 during the period.

Snow Family of Funds	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses - (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the redemption fee imposed by the Fund for certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period (03/01/15) and held for the entire period of 03/01/15 through 08/31/15.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 03/01/15). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 03/01/15 through 08/31/15
Focused Value Fund:	Beginning Account Value (03/01/2015)	Annualized Expense Ratio for the Period	Ending Account Value (08/31/2015)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Class A (-10.78%)	$1,000.00	1.40%	$ 892.19	$6.66
Class I (-10.68%)	$1,000.00	1.15%	$ 893.17	$5.47
Hypothetical 5% Fund Return
Class A	$1,000.00	1.40%	$1,018.10	$7.10
Class I	$1,000.00	1.15%	$1,019.40	$5.84

Hedged Equity Fund:
Actual Fund Return (in parentheses)
Class A (-7.76%)	$1,000.00	1.89%	$ 922.40	$9.13
Class I (-7.62%)	$1,000.00	1.64%	$ 923.75	$7.93
Hypothetical 5% Fund Return
Class A	$1,000.00	1.89%	$1,015.60	$9.58
Class I	$1,000.00	1.64%	$1,016.90	$8.31

Snow Family of Funds	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses - (Unaudited)(continued)

Market Plus Fund:	Beginning Account Value (03/01/2015)	Annualized Expense Ratio for the Period	Ending Account Value (08/31/2015)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Class A (-8.78%)	$1,000.00	1.00%	$ 912.15	$4.81
Class I (-8.65%)	$1,000.00	0.75%	$ 913.50	$3.61
Hypothetical 5% Fund Return
Class A	$1,000.00	1.00%	$1,020.10	$5.08
Class I	$1,000.00	0.75%	$1,021.40	$3.81
Inflation Advantaged Equities Fund:
Actual Fund Return (in parentheses)
Class A (-12.34%)	$1,000.00	1.50%	$ 876.60	$7.08
Class I (-12.25%)	$1,000.00	1.25%	$ 877.54	$5.90
Hypothetical 5% Fund Return
Class A	$1,000.00	1.50%	$1,017.60	$7.61
Class I	$1,000.00	1.25%	$1,018.90	$6.34
Dividend Plus Fund:
Actual Fund Return (in parentheses)
Class A (-13.42%)	$1,000.00	1.25%	$ 865.83	$5.86
Class I (-13.32%)	$1,000.00	1.00%	$ 866.82	$4.69
Hypothetical 5% Fund Return
Class A	$1,000.00	1.25%	$1,018.90	$6.34
Class I	$1,000.00	1.00%	$1,020.10	$5.08
Mid Cap Value Fund:
Actual Fund Return (in parentheses)
Class A (-10.35%)	$1,000.00	1.25%	$896.54	$5.96
Class I (-10.25%)	$1,000.00	1.00%	$897.46	$4.77
Hypothetical 5% Fund Return
Class A	$1,000.00	1.25%	$1,018.90	$6.34
Class I	$1,000.00	1.00%	$1,020.10	$5.08

(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

Snow Family of Funds	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses - (Unaudited)(continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated June 30, 2015 for the Funds were as follows:
Focused Value Fund Class A, gross of fee waivers or expense reimbursements	15.37%
Focused Value Fund Class A, after waiver and reimbursement*	1.40%
Focused Value Fund Class I, gross of fee waivers or expense reimbursements	15.12%
Focused Value Fund Class I, after waiver and reimbursement*	1.15%
Hedged Equity Fund Class A, gross of fee waivers or expense reimbursements	4.40%
Hedged Equity Fund Class A, after waiver and reimbursement*	1.86%
Hedged Equity Fund Class I, gross of fee waivers or expense reimbursements	4.15%
Hedged Equity Fund I, after waiver and reimbursement*	1.61%
Market Plus Fund Class A, gross of fee waivers or expense reimbursements	16.66%
Market Plus Fund Class A, after waiver and reimbursement*	1.01%
Market Plus Fund Class I, gross of fee waivers or expense reimbursements	16.41%
Market Plus Fund Class I, after waiver and reimbursement*	0.76%
Inflation Advantaged Equities Fund Class A, gross of fee waivers or expense reimbursements	17.77%
Inflation Advantaged Equities Fund Class A, after waiver and reimbursement*	1.51%
Inflation Advantaged Equities Fund Class I, gross of fee waivers or expense reimbursements	17.52%
Inflation Advantaged Equities Fund Class I, after waiver and reimbursement*	1.26%
Dividend Plus Fund Class A, gross of fee waivers or expense reimbursements	17.14%
Dividend Plus Fund Class A, after waiver and reimbursement*	1.25%
Dividend Plus Fund Class I, gross of fee waivers or expense reimbursements	16.89%
Dividend Plus Fund Class I, after waiver and reimbursement*	1.00%
Mid Cap Value Fund Class A, gross of fee waivers or expense reimbursements	16.47%
Mid Cap Value Fund Class A, after waiver and reimbursement*	1.26%
Mid Cap Value Fund Class I, gross of fee waivers or expense reimbursements	16.21%
Mid Cap Value Fund Class I, after waiver and reimbursement*	1.01%

* Snow Capital Management L.P. (the “Adviser”) has entered into an Expense Limitation Agreement with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds’ annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.15, 1.25%, 0.75%, 1.25%, 1.00% and 1.00% for the Focused Value Fund, Hedged Equity Fund, Market Plus Fund, Inflation Advantaged Equities Fund, Dividend Plus Fund and Mid Cap Value Fund, respectively through at least July 1, 2016. Subject to approval by the Funds’ Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Funds within the three fiscal years following the year in which such waiver occurred, if the Funds are able to make the payment without exceeding the expense limitation in effect at that time. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for gross and net expense related disclosures during the six month period ended August 31, 2015.

360 FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111

INVESTMENT ADVISER
Snow Capital Management, L.P.
2000 Georgetowne Drive
Suite 200
Sewickley, PA 15143

ADMINISTRATOR & TRANSFER AGENT
M3Sixty Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

DISTRIBUTOR
Matrix Capital Group, Inc.
419 Lafayette Street
New York, NY 10003

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
1514 Old York Road
Abington, PA 19001

LEGAL COUNSEL
Graydon Head & Ritchey LLP
15 West Center Street
Lawrenceburg, IN 47025

CUSTODIAN BANK
U.S. Bank, N.A
425 Walnut Street
Cincinnati, OH 45202

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By Randy Linscott
President,
Date: November 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randy Linscott
President
Date: November 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Treasurer
Date: November 2, 2015